Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal Trust III
Entity Central Index Key	0001722388
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
GammaRoad Market Navigation ETF
Shareholder Report [Line Items]
Fund Name	GammaRoad Market Navigation ETF
Class Name	GammaRoad Market Navigation ETF
Trading Symbol	GMMA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the GammaRoad Market Navigation ETF (the "Fund") for the period September 16, 2024 (the Fund's “Inception”) to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.marketnavigationetf.com. You can also request this information by contacting us at (844) 954-4499 or by writing to the GammaRoad Market Navigation ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(844) 954-4499
Additional Information Website	www.marketnavigationetf.com
Expenses [Text Block]

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GammaRoad Market Navigation ETF	$65	0.66%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated a total return of 6.74%. This compares to the 7.06% total return of the MarketVector GammaRoad U.S. Equity Strategy Index and 16.10% total return of S&P 500 Total Return Index for the same period.

From a sector perspective, this fund has holdings which are other ETFs.

Reviewing holdings based on performance attribution to the overall portfolio, leading contributors were due to the Equity exposure. Conversely, the leading detractors were due to the Treasury exposure.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Since Inception (9/16/2024)
GammaRoad Market Navigation ETF	6.74%
S&P 500 Total Return Index	16.10%
MarketVector GammaRoad U.S. Equity Strategy Index	7.06%

Performance Inception Date	Sep. 16, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,789,000
Holdings Count | Holdings	3
Advisory Fees Paid, Amount	$ 31,107
Investment Company, Portfolio Turnover	315.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)

Fund Size (Thousands)	$5,789
Number of Holdings	3
Total Advisory Fee	$31,107
Portfolio Turnover Rate	315%

Holdings [Text Block]	What did the Fund invest in? (as of August 31, 2025) Security Type - Investments (% of total net assets)
Largest Holdings [Text Block]	Top Holdings (% of Total Net Assets) iShares Core S&P 500 ETF 67.1 SPDR Bloomberg 1-3 Month T-Bill ETF 32.5